Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Deferred tax assets:
Tax losses carried forward	¥ 47,216	¥ 104,326
Carryforwards of un-deducted advertising expenses	319,310	321,372
Provision of credit losses	3,169	3,298
Accruals and other liabilities	1,912	4,729
Impairment of available-for-sale investments	440	2,031
Impairment of long-lived assets	2,693	4,488
Less: valuation allowance	(374,740)	(440,244)	¥ (458,960)	¥ (468,587)
Net deferred tax assets	¥ 0	¥ 0